Share Based Compensation - Stock Option Activity (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2022 Option $ / shares shares	Dec. 31, 2021 Option $ / shares shares
Number
Outstanding, beginning of year | Option	37,090	38,373
Granted | Option	2,191	3,457
Exercised as options for common shares | Option	(13,158)	(245)
Forfeited/expired | shares	(5,055)	(4,495)
Outstanding, end of year | Option	21,068	37,090
Exercisable, end of year | Option	16,407	28,421
Weighted Average Exercise Price
Outstanding, beginning of year	$ 38.39	$ 39.65
Granted	37.22	22.71
Exercised as options for common shares	37.69	29.82
Forfeited/expired	38.99	37.62
Outstanding, end of year	38.55	38.39
Exercisable, end of year	$ 40.19	$ 39.87